Document And Entity Information	Sep. 26, 2019
Document Information [Line Items]
Entity Registrant Name	FactSet Research Systems Inc.
Document Type	8-K
Document Period End Date	Sep. 26, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11869
Entity Tax Identification Number	13-3362547
Entity Address, Address Line One	601 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851
City Area Code	203
Local Phone Number	810-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock
Trading Symbol	FDS
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001013237